Total Equity - Narrative (Details) $ / shares in Units, $ in Millions	2 Months Ended	12 Months Ended
	Mar. 05, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares employee $ / shares	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Reduction of issued capital purchases for cancellation		$ 118.0	$ 92.7
Purchases and amortization		$ 19.0	145.6
Options, exercisable period		15 years
Stock options granted, exercise price (in dollars per share) | $ / shares		$ 650.00
Number of employees who received option grants | employee		24
Number of options granted (in shares) | shares		103,079
Dividends paid, other shares		$ 45.8	$ 45.1
Multiple voting shares
Disclosure of classes of share capital [line items]
Voting percentage of multiple voting shares		41.80%
Number of shares issued (in shares) | shares		1,548,000	1,548,000
Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares		27,467,964	27,717,325
Number of shares reserved for share-based payments | shares		1,385,665	1,228,148
Purchases for cancellation | shares		249,361	187,476
Cost of cancellation		$ 118.0	$ (92.7)
Treasury shares acquired (in shares) | shares		229,189	415,538
Retained earnings
Disclosure of classes of share capital [line items]
Reduction of issued capital purchases for cancellation		$ 56.2	$ 46.3
Dividends paid, other shares		45.8	45.1
Treasury shares (at cost)
Disclosure of classes of share capital [line items]
Purchases and amortization		$ 104.4	$ 214.0
Subsequent event
Disclosure of classes of share capital [line items]
Cost of cancellation	$ 10.0
Subsequent event | Subordinate voting shares
Disclosure of classes of share capital [line items]
Purchases for cancellation | shares	23,568
Treasury shares acquired (in shares) | shares	22,693
Subsequent event | Treasury shares (at cost)
Disclosure of classes of share capital [line items]
Purchases and amortization	$ 9.8